Financial Instruments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Financial Instruments
28.	Financial Instruments

28.1.	Financial instruments by category

		12.31.2017
	Note	Loans and receivables	Measured at fair value through profit or loss	Available for sale	Liabilities measured at amortized cost	Total
Assets
Cash and cash equivalents	5	1,270.8	—	—	—	1,270.8
Financial investments	6	—	2,558.1	58.8	—	2,616.9
Guarantee Deposits	11	393.8	—	—	—	393.8
Collateralized accounts receivable	9	288.7	—	—	—	288.7
Trade accounts receivable, net	6	717.1	—	—	—	717.1
Customer and commercial financing	9	16.4	—	—	—	16.4
Derivative financial instruments	8	—	34.3	—	—	34.3

		2,686.8	2,592.4	58.8	—	5,338.0

Liabilities
Loans and financing	20	—	1,264.3	—	2,934.2	4,198.5
Trade accounts payable and others liabilities		—	—	—	1,502.5	1,502.5
Financial guarantee and of residual value	25	—	108.9	—	47.9	156.8
Capital Lease	20	—	—	—	—	—
Derivative financial instruments	8	—	8.9	—	—	8.9

		—	1,382.1	—	4,484.6	5,866.7

		12.31.2016
	Note	Loans and receivables	Measured at fair value through profit or loss	Available for sale	Liabilities measured at amortized cost	Total
Assets
Cash and cash equivalents	5	1,241.5	—	—	—	1,241.5
Financial investments	6	—	1,908.7	35.0	—	1,943.7
Guarantee Deposits	11	511.4	—	—	—	511.4
Collateralized accounts receivable	10	323.3	—	—	—	323.3
Trade accounts receivable, net	7	665.4	—	—	—	665.4
Customer and commercial financing	9	37.4	—	—	—	37.4
Derivative financial instruments	8	—	32.1	—	—	32.1

		2,779.0	1,940.8	35.0	—	4,754.8

Liabilities
Loans and financing	20	—	1,357.3	—	2,402.5	3,759.8
Trade accounts payable and others liabilities		—	—	—	1,722.4	1,722.4
Financial guarantee and of residual value	25	—	122.2	—	88.6	210.8
Capital Lease	20	—	0.1	—	—	0.1
Derivative financial instruments	8	—	8.4	—	—	8.4

		—	1,488.0	—	4,213.5	5,701.5

28.2.	Fair value of financial instruments

The fair value of the Company’s financial assets and liabilities was determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in interpreting market data to generate estimates of fair values. Consequently, the estimates presented below are not necessarily indicative of the amounts that might be realized in a current market exchange. The use of different assumptions and/or methodologies could have a material effect on the estimated realizable values.

The following methods were used to estimate the fair value of each category of financial instrument for which it is possible to estimate the fair value.

The carrying amounts of cash, financial investments, accounts receivable, other financial assets and current liabilities are approximately their fair values. The fair value of securities held to maturity is estimated by the discounted cash flow methodology. The fair value of non-current loans is based on the value of the contractual cash flows. The discount rate used, when applicable, is based on the future market yield curve for the cash flows of each liability.

The Company considers “fair value” to be the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. The Company primarily applies the market approach for recurring fair value measurements and endeavors to utilize the best available information. Accordingly, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company is able to classify fair value balances based on the observable inputs. A fair value hierarchy is used to prioritize the inputs used to measure fair value. The three Levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices are available in active markets for identical assets or liabilities at the reporting period. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Level 1 primarily consists of financial instruments such as exchange-traded derivatives and listed equities.

•	Level 2 - pricing inputs are other than quoted prices in active markets included in level 1, which are either directly or indirectly observable as of the reported date. However, they may be directly or indirectly observable at the statement of financial position date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Instruments in this category include non-exchange traded derivatives such as swaps or over-the-counter forwards and options.

•	Level 3 - pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in Management’s best estimate of fair value. At each balance sheet date, the Company performs an analysis of all instruments and includes in Level 3 all of those whose fair value is based on significant unobservable inputs.

The following table lists the Company’s financial assets and liabilities by level within the fair value hierarchy. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. In 2017 there was no change in the methods used to assess the fair value of financial instruments, and there were therefore no level changes.

	12.31.2017
	Note	Level 2	Level 3	Total	Book value
Assets
Cash and cash equivalents	5	1,270.8	—	1,270.8	1,270.8
Financial investments	6	2,558.1	58.8	2,616.9	2,616.9
Guarantee Deposits	11	393.8	—	393.8	393.8
Collateralized accounts receivable	10	288.7	—	288.7	288.7
Trade accounts receivable, net	7	717.1	—	717.1	717.1
Customer and commercial financing	9	16.4	—	16.4	16.4
Derivative financial instruments	8	34.3	—	34.3	34.3

		5,279.2	58.8	5,338.0	5,338.0

Liabilities
Loans and financing	20	1,264.3	—	1,264.3	1,264.3
Financial guarantee and of residual value	25	—	108.9	108.9	108.9
Derivative financial instruments	8	8.9	—	8.9	8.9

		1,273.2	108.9	1,382.1	1,382.1

	12.31.2016
	Note	Level 2	Level 3	Total	Book value
Assets
Cash and cash equivalents	5	1,241.5	—	1,241.5	1,241.5
Financial investments	6	1,943.7	35.0	1,978.7	1,978.7
Guarantee Deposits	11	511.4	—	511.4	511.4
Collateralized accounts receivable	10	323.3	—	323.3	323.3
Trade accounts receivable, net	7	665.4	—	665.4	665.4
Customer and commercial financing	9	37.4	—	37.4	37.4
Derivative financial instruments	8	32.1	—	32.1	32.1

		4,754.8	35.0	4,789.8	4,789.8

Liabilities
Loans and financing	20	1,357.3	—	1,357.3	1,357.3
Financial guarantee and of residual value	25	—	122.2	122.2	122.2
Capital lease	20	0.1	—	0.1	0.1
Derivative financial instruments	8	8.4	—	8.4	8.4

		1,365.8	122.2	1,488.0	1,488.0

	Fair value of financial instruments using significant unobservable inputs (level 3)
	Assets	Liabilities
At December 31, 2015	—	113.5

Adding Shares	35.0	—
Market Value	—	27.6
Exchange variation	—	(18.9)

At December 31, 2016	35.0	122.2

Adding Shares	47.4	—
Market Value	—	(12.7)
Reversal Claims	(35.0)	—
Remesurement	11.5	—
Exchange variation	(0.1)	(0.6)

At December 31, 2017	58.8	108.9

28.3.	Financial risk management policy

The Company has and follows a risk management policy, which involves the diversification of transactions and counterparties, with the objective of mapping the risks related to the financial transactions, as well as the operational directives related to these financial transactions. The policy provides for regular monitoring and management of the nature and general situation of the financial risks in order to assess the results and the financial impact on cash flows. The credit limits and risk rating of the counterparties are also reviewed periodically.

The Company’s risk management policy is part of the financial management policy established by the Executive Directors and approved by to the Board of Directors, and provides for monitoring by a Financial Management Committee. Under this policy, the market risks are mitigated when there is no counterparty in the Company’s operations and when it is considered necessary to support the corporate strategy. The Company’s internal control procedures provide for consolidated monitoring and supervision of the financial results and of the impact on cash flows.

The Financial Management Committee assists the Financial Department in examining and reviewing information in relation to the economic scenario and its potential impact on the Company’s operations, including significant risk management policies, procedures and practices.

The financial risk management policy includes the use of derivative financial instruments to mitigate the effects of interest rate fluctuations and to reduce the exposure to exchange rate risk. The use of these instruments for speculative purposes is forbidden.

28.3.1	Capital risk management

The Company uses capital management to ensure the continuity of its investment program and offer a return to its shareholders and benefits to its stakeholders and also to maintain an optimized capital structure in order to reduce costs.

The Company may review its dividends payment policy, pay back capital to the shareholders, issue new shares or sell assets in order to maintain or adjust its capital structure (to reduce indebtedness, for instance).

Liquidity and the leverage level are constantly monitored in order to mitigate refinance risk and maximize the return to the shareholders. The ratio between liquidity and the return to the shareholders may be changed pursuant to the assessment of the Board of Directors.

The Company’s capital management may be modified to adjust to changes in the economic scenario or strategic repositioning of the Company.

At December 31, 2017, cash and cash equivalents and financial investments were US$ 310.8 lower than the Company’s financial indebtedness (US$ 574.7 lower at December 31, 2016).

Of the total financial indebtedness as of December 31, 2017, 9.3% was short-term (13.6% at December 31, 2016) and the average weighted term was equivalent to 6.0 years (5.3 years at December 31, 2016). The Company’s own capital accounted for 35.0% of the total liabilities at December 31, 2017 and 33.8% at December 31, 2016.

28.3.2	Credit risk

Credit risk is the risk of a transaction negotiated between counterparties not meeting an obligation established in a financial instrument, or in negotiation of sales to customers, leading to a financial loss. The Company is exposed to credit risk in its operational activities, cash held in banks and other investments in financial instruments held in financial institutions.

•	Financial investments

The credit risk of cash and financial investments, which is managed by the Company’s Financial Department, is in compliance with the financial management policy. The credit limit of counterparties is reviewed on a periodically basis in order to minimize concentration of risks and mitigate financial losses due to the bankruptcy of a counterparty. The Financial Management Committee assists the Financial Department in examining and reviewing operations with counterparties.

•	Accounts receivable

The Company may incur losses on amounts receivable from sales of spare parts and services and customer credit ratings are analyzed continuously in order to reduce this risk. The Company may also be subject to credit risk on accounts receivable from aircraft sales until the financing structure has been completed. To minimize this credit risk, the Company operates with financial institutions to facilitate structuring of the financing.

To cover possible losses on doubtful accounts, the Company has recorded an allowance considered sufficient by management to cover expected losses on realization of the receivables.

The following tables present the credit risk classification of the respective counterparty of the financial investment (including cash) and other financial assets held by the Company.

a)	Credit risk for counterparty with external assessment

	12.31.2017	12.31.2016
Cash and cash equivalents	1,270.8	1,241.5
Financial investments	2,616.9	1,943.7
Derivative financial instruments	34.3	32.1

Total	3,922.0	3,217.3

Based on external appraisal:
AAA	52.2	46.5
AA	1,406.7	1,165.1
A	1,715.2	1,478.4
BBB	688.3	481.6
BB	0.5	10.4
N/A	59.1	35.3

Total	3,922.0	3,217.3

N/A – Not available: without observable input for credit assessment. In December 2017, this balance includes an amount related to shares received in negociation with Republic Airways, for which no losses were recognized.

b)	Credit risk for counterparties without external evaluation

	12.31.2017	12.31.2016
Collateralized accounts receivable	288.7	323.3
Trade accounts receivable, net	717.1	665.4
Customer and commercial financing	16.4	37.4

Total	1,022.2	1,026.1

Based on internal appraisal:
Group 1	5.5	2.1
Group 2	96.7	149.5
Group 3	920.0	874.5

Total	1,022.2	1,026.1

Group 1 : New customers (less than one year)

Group 2 : Customers impaired

Group 3 : Customers not impaired

28.3.3	Liquidity risk

This is the risk of the Company not having sufficient funds to honor its financial commitments as a result of a mismatch of terms or volumes of estimated receipts and payments.

Projections and assumptions are established to manage the liquidity of cash in U.S. dollars and reais, in accordance with the financial management policy, based on contracts for future disbursements and receipts, and monitored periodically by the Company. Accordingly, possible mismatches are detected well in advance allowing the Company to adopt mitigation measures to reduce risks and financial cost.

The following table provides additional information related to undiscounted contractual obligations and commercial commitments and their respective maturities:

	Cash Flow	Less than one year	One to three years	Three to five years	More than five years
At December 31, 2017
Loans and financing	5,400.7	491.6	784.9	1,220.2	2,904.0
Suppliers	824.7	824.7	—	—	—
Recourse and non recourse debt	364.1	17.6	332.7	8.1	5.7
Financial guarantees	156.8	22.2	52.5	31.1	51.0
Other liabilities	255.2	11.4	46.1	92.3	105.4

Total	7,001.5	1,367.5	1,216.2	1,351.7	3,066.1

At December 31, 2016
Loans and financing	4,759.4	1,058.3	696.5	1,136.1	1,868.5
Suppliers	952.1	952.1	—	—	—
Recourse and non recourse debt	373.9	22.9	342.0	7.2	1.8
Financial guarantees	210.8	49.7	36.4	27.5	97.2
Other liabilities	309.8	8.0	89.3	161.0	51.5

Total	6,606.0	2,091.0	1,164.2	1,331.8	2,019.0

The table above shows the outstanding principal and interest if applicable at the maturity dates. In the case of the fixed rate liabilities, interest expense was calculated based on the rate established in each debt contract. Interest expense on floating rate liabilities was calculated based on a market forecast for each period (e.g. LIBOR 6m—12m).

28.3.4	Market risk

a)	Interest rate risk

This risk arises from the possibility of the Company incurring losses on account of interest rate fluctuations that increase the financial expense of liabilities subject to floating interest rates, reducing the income on assets subject to floating rates and / or fluctuations in fair value when calculating the price of assets or liabilities marked to market at fixed rates.

The lines of the Financial Statements most affected by interest risks are:

•	Cash, cash equivalents and financial investments - Company policy for managing the risk of fluctuations in interest rates on financial investments is to measure market risk by the Value-At-Risk - VAR methodology, analyzing a variety of risk factors that might affect the return on the investments. The financial income determined in the period already reflects the effects of marking the assets in the Brazilian and foreign investment portfolios to market.

•	Loans and financing - the Company uses derivative contracts to hedge against the risk of fluctuations in interest rates on certain transactions, and continuously monitors market interest rates to evaluate the potential need to contract new derivative transactions to protect against the risk of volatility in these rates.

At December 31, 2017, the Company’s cash, cash equivalents, financial investments and loans and financing were indexed as follows:

	Pre-fixed		Post-fixed		Total
Without derivative effect	Amount	%	Amount	%	Amount	%
Cash, cash equivalents and financial investments	3,184.6	81.91%	703.1	18.09%	3,887.7	100.00%
Loans and financing	3,801.1	90.53%	397.4	9.47%	4,198.5	100.00%

	Pre-fixed		Post-fixed		Total
With derivative effect	Amount	%	Amount	%	Amount	%
Cash, cash equivalents and financial investments	3,092.6	79.55%	795.1	20.45%	3,887.7	100.00%
Loans and financing	3,081.6	73.40%	1,116.9	26.60%	4,198.5	100.00%

At December 31, 2017, the Company’s cash equivalents and post -fixed financing were indexed as follows:

	Without derivative effect		With derivative effect
	Amount	%	Amount	%
Cash equivalents and financial investments	703.1	100.00%	795.0	100.00%
CDI	644.0	91.59%	736.0	92.58%
Libor	59.1	8.41%	59.0	7.42%
Loans and financing	397.4	100.00%	1,117.0	100.00%
TJLP	6.2	1.56%	6.3	0.56%
Libor	391.2	98.44%	388.2	34.75%
CDI	—	0.00%	722.5	64.68%

b)	Foreign exchange rate risk

The functional currency of the Company and the majority of its subsidiaries is the US dollar.

Consequently, the Company’s operations most exposed to foreign exchange gains/losses are those denominated in reais (labor costs, tax issues, local expenses, financial investments and loans and financing) as well as investments in subsidiaries in currencies other than the US dollar.

Company policy for protection against foreign exchange risks on assets and liabilities is mainly based on seeking to maintain a balance between assets and liabilities indexed in each currency and management of foreign currency purchases and sales to ensure that, on realization of the transactions contracted, this natural hedge will occur. This policy minimizes the effect of exchange rate changes on assets and liabilities already contracted, but does not protect against the risk of fluctuations in future results due to appreciation or depreciation of the real that can, when measured in dollars, result in an increase or reduction in the portion of costs denominated in reais.

Under certain market conditions, the Company may protect itself against potential future mismatches of expenses and revenues denominated in foreign currency, to minimize the effects of future exchange variations on the Company’s profit or loss.

Efforts to minimize the foreign exchange risk for rights and liabilities denominated in currencies other than the functional currency may involve transactions with derivatives, such as swaps, exchange options and Non-Deliverable Forwards (“NDF”) (Note 8).

At December 31, 2017, the Company had the following amounts of financial assets and liabilities denominated in several currencies, without the effect of derivative transactions:

	12.31.2017	12.31.2016
Loans and financing
Brazilian reais	629.1	832.9
U.S. dollars	3,555.4	2,910.6
Euro	14.0	16.4

	4,198.5	3,759.9

Trade accounts payable
Brazilian reais	87.7	91.9
U.S. dollars	620.9	783.2
Euro	115.0	75.3
Other currencies	1.1	1.7

	824.7	952.1

Total (1)	5,023.2	4,712.0

Cash and cash equivalents and financial investments
Brazilian reais	750.3	1,180.0
U.S. dollars	2,978.7	1,833.4
Euro	97.5	127.1
Other currencies	61.2	44.7

	3,887.7	3,185.2

Trade accounts receivable:
Brazilian reais	138.2	69.6
U.S. dollars	456.7	527.7
Euro	116.2	68.0
Other currencies	6.0	0.1

	717.1	665.4

Total (2)	4,604.8	3,850.6

Net exposure (1 - 2):
Brazilian reais	(171.7)	(324.8)
U.S. dollars	740.9	1,332.7
Euro	(84.7)	(103.4)
Other currencies	(66.1)	(43.1)

The Company has other financial assets and liabilities that are also influenced by foreign exchange variations that are not included in the table above. These are used to minimize exposure in the currencies presented.

28.4	Sensitivity analysis

In order to present positive and negative variations of 25% and 50% in the risk variable considered, a sensitivity analysis of the financial instruments, including derivatives, is presented below describing the effects on the monetary and foreign exchange variations on the financial income and expense, as well as on the shareholders’ equity, determined on the balances recorded at December 31, 2017, in the event of such variations in the risk component.

However, statistical simplifications were made in isolating the variability of the risk factors in question. Consequently, the following estimates do not necessarily represent the amounts that might be determined in future financial statements. The use of different hypotheses and/or methodologies could have a material effect on the estimates presented below.

28.4.1	Methodology

Assuming that the balances remain constant, the Company calculates the interest and exchange variation differential for each of the projected scenarios.

Evaluation of the amounts exposed to interest rate risk considers only the risks for the financial statement. Operations subject to prefixed interest rates were not included. The probable scenario is based on the Company’s estimates for each of the variables indicated, and positive and negative variations of 25% and 50% were applied to the rates in force as of the reporting date.

In the sensitivity analysis of derivative contracts, positive and negative variations of 25% and 50% were applied to the market yield curve (BM&FBOVESPA) as of the reporting date.

28.4.2	Interest risk factor

		Amounts	Additional variations in book balances (*)
	Risk factor	exposed at 12.31.2017	-50%	-25%	Probable scenario	+25%	+50%
Cash equivalents and financial investments	CDI	644.0	(23.5)	(12.7)	(1.9)	8.9	19.6

Net impact	CDI	644.0	(23.5)	(12.7)	(1.9)	8.9	19.6
Cash equivalents and financial investments	LIBOR	59.1	(0.5)	(0.2)	0.1	0.4	0.7
Loans and financing	LIBOR	(391.3)	(3.4)	(1.4)	0.6	2.6	4.5

Net impact	LIBOR	332.2	(3.9)	(1.6)	0.7	3.0	5.2
Loans and financing	TJLP	(6.2)	(0.2)	(0.1)	—	0.1	0.2

Net impact	TJLP	6.2	(0.2)	(0.1)	—	0.1	0.2
Rates considered	CDI	7.00%	3.35%	5.03%	6.70%	8.38%	10.05%
Rates considered	LIBOR	1.84%	1.00%	1.50%	2.00%	2.50%	3.00%
Rates considered	TJLP	7.00%	3.50%	5.25%	7.00%	8.75%	10.50%

(*)	The positive and negative variations of 25% and 50% were applied on the rates in effect at 12.31.2017

28.4.3	Foreign exchange risk factor

		Amounts	Additional variations in book balances (*)
	Risk factor	exposed at 12.31.2017	-50%	-25%	Probable scenario	+25%	+50%
Assets		1,185.3	594.1	298.5	2.9	(292.8)	(588.5)

Cash, cash equivalents and financial investments	BRL	750.2	376.0	188.9	1.8	(185.3)	(372.5)
Other assets	BRL	435.1	218.1	109.6	1.1	(107.5)	(216.0)

Liabilities		(1,228.3)	(615.6)	(309.3)	(2.9)	303.4	609.7
Loans and financing	BRL	(629.1)	(315.3)	(158.4)	(1.5)	155.4	312.3
Other liabilities	BRL	(599.2)	(300.3)	(150.9)	(1.4)	148.0	297.4

Net impact		2,413.6	(21.5)	(10.8)	—	10.6	21.2
Exchange rate considered		3.3080	1.6500	2.4750	3.3000	4.1250	4.9500

(*)	The positive and negative variations of 25% and 50% were applied on the rates in effect at 12.31.2017

28.4.4	Derivative contracts

		Amounts	Additional variations in book balances (*)
Derivative Designated as Hedge Accounting	Risk factor	exposed at 12.31.2017	-50%	-25%	Probable scenario	+25%	+50%
Interest swap - fair value hedge	CDI	22.0	13.6	6.1	0.3	(7.5)	(13.7)
Hedge desifnated as cash flow	US$/R$	3.8	(3.7)	(3.7)	(3.8)	(3.8)	(3.9)
Interest swap	CDI	(1.4)	(0.3)	0.1	0.3	0.4	0.7
Other derivatives	CDI	(0.1)	(1.3)	(0.6)	—	0.4	0.9
Hedge desifnated as cash flow	LIBOR	0.5	(0.1)	(0.1)	(0.1)	(0.1)	(0.1)
Other derivatives
Interest swap	LIBOR	0.7	(0.0)	(0.0)	(0.1)	(0.1)	(8.0)
Foreign Exchange option	EUR/US$	(0.2)	9.1	4.8	0.5	(3.7)	—

Total		25.3	17.3	6.6	(2.9)	(14.4)	(24.1)
Rate considered	LIBOR	1.84%	1.00%	1.50%	2.00%	2.50%	3.00%
Rate considered	CDI	7.00%	3.35%	5.03%	6.70%	8.38%	10.05%
Rate considered	US$/R$	3.3080	1.6500	2.4750	3.3000	4.1250	4.9500
Rate considered	LIBOR	1.1993	0.5900	0.8850	1.1800	1.4750	1.7700
Rate considered	Object - price

(*)	The positive and negative variations of 25% and 50% were applied on the rates in effect at 12.31.2017

28.4.5	Residual Value Guarantees

The residual value guarantees are reported in a manner similar to financial derivative instruments.

Based on residual value guarantee contracts in force, the Company ascertains any changes in values based on third party appraisals. The probable scenario is based on the Company’s expectation of recording the provisions on a statistical basis, and the positive and negative variations of 25% and 50% have been applied to the third party appraisals at the balance sheet date.

	Amounts	Additional variations in book balances
	exposed at 12.31.2017	-50%	-25%	Probable scenario	+25%	+50%
Financial guarantee of residual value	108.9	(130.6)	(109.8)	(1.0)	79.8	87.9

Total	108.9	(130.6)	(109.8)	(1.0)	79.8	87.9

If a provision is considered insufficient to cover the probable execution of the guarantees, it is increased to adjust it to the Company’s exposure at the reporting period.